Derivatives and Hedging Activities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Derivative [Line Items]
Collateral, obligation to return securities	$ 59,000,000
Asset derivatives, fair value	11,879,000	$ 2,611,000
Liability derivatives, fair value	27,400,000	2,879,000
Interest rate swap agreements
Derivative [Line Items]
Notional amount	894,231,000
Customer derivatives program	439,416,000
Impact to the statement of operations	0
Fee income	1,939,598	920,705
Loss recognized in other comprehensive income	9,205,790
Interest rate swap agreements | Forward contracts
Derivative [Line Items]
Notional amount	400,000,000
Client derivatives | Other assets
Derivative [Line Items]
Asset derivatives, fair value	11,879,000	2,611,000
Client derivatives | Other liabilities
Derivative [Line Items]
Liability derivatives, fair value	11,879,000	2,611,000
Commercial loan hedge
Derivative [Line Items]
Notional amount	54,815,000
Commercial loan hedge | Other liabilities
Derivative [Line Items]
Liability derivatives, fair value	966,000	0
Long term borrowing hedge | Other assets
Derivative [Line Items]
Asset derivatives, fair value	0	0
Long term borrowing hedge | Other liabilities
Derivative [Line Items]
Liability derivatives, fair value	$ 14,555,000	$ 268,000